AJL PEPS Trust





Annual Report
December 31, 1998







Trustees
  Donald J. Puglisi, Managing Trustee
  William R. Latham III
  James B. O'Neill



Administrator, Custodian, Transfer Agent and Paying Agent
  The Bank of New York
  101 Barclay Street
  New York, New York 10286

AJL PEPS Trust
Summary Information


Each of the $1.44 Premium Exchangeable Participating Shares, or "PEPS," of the AJL PEPS Trust represents the right to receive an annual distribution of $1.44, and will be exchanged on February 15, 1999 for between 0.8475 and 1.25 American Depositary Shares ("ADS") of Amway Japan Limited (the "Company"). Each ADS represents one-half of one share of common stock of the Company. The annual distribution of $1.44 per PEPS is payable quarterly on each February 15, May 15, August 15 and November 15, through February 15, 1999. The PEPS are not subject to redemption.

The Trust was established to purchase and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through February 15, 1999, and forward purchase contracts with two shareholders of the Company (the "Sellers"). The trustees of the Trust do not have the power to vary the investments held by the Trust. The Trust's investment objective is to provide each holder of PEPS with a quarterly distribution of $0.36 per PEPS and, on February 15, 1999, a number of ADS (or, at the option of the holder, the equivalent number of shares of common stock of the Company) per PEPS computed as follows: if the Exchange Price per ADS is equal to or greater than $22.61, 0.8475 ADS per PEPS; if the Exchange Price per ADS is less than $22.61 but equal to or greater than $15.33, a number (or fractional number) of ADS per PEPS having a value (determined at the Exchange Price) equal to $19.16; and if the Exchange Price per ADS is less than $15.33, 1.25 ADS per PEPS, subject in each case to adjustment in certain events. Holders of PEPS will receive cash in lieu of fractional ADS or fractional shares of common stock of the Company. The "Exchange Price" per ADS means, with certain exceptions, the average of one-half the closing price of a share of the Company on its principal trading market (currently the Japanese over-the-counter market), divided by the noon buying rate in New York City for cable transfers in Japanese yen, for the 20 trading days immediately prior to, but not including, February 15, 1999.

AJL PEPS TRUST

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                           Page

INDEPENDENT AUDITORS' REPORT                                                 1

FINANCIAL STATEMENTS:

   Statement of Net Assets as of December 31, 1998                           2

   Schedule of Investments as of December 31, 1998                           3

   Statement of Operations for the Year Ended December 31, 1998              4

   Statements of Changes in Net Assets for the
     Years Ended December 31, 1998 and 1997                                  5

   Notes to Financial Statements                                            6-8

   Financial Highlights                                                      9

DELOITTE &
    TOUCHE
                          ------------------------------------------------------
                          Deloitte & Touche LLP        Telephone: (312) 946-3000
                          Two Prudential Plaza         Facsimile: (312) 946-2600
                                                        180 North Stetson Avenue
                                                    Chicago, Illinois 60601-6778

INDEPENDENT AUDITORS' REPORT

To the Trustees and Shareholders of AJL PEPS Trust:

We have audited the accompanying statement of net assets of AJL PEPS Trust (the "Trust"), including the schedule of investments as of December 31, 1998, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from November 9, 1995 (commencement of operations) to December 31, 1995. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at December 31, 1998 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of AJL PEPS Trust at December 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the three years in the period ended December 31, 1998 and for the period from November 9, 1995 (commencement of operations) to December 31, 1995, in conformity with generally accepted accounting principles.

As discussed in Note 10, the Trust is in the process of termination.

/s/ Deloitte & Touche LLP

February 19, 1999

---------------
Deloitte Touche
Tohmatsu
---------------

AJL PEPS TRUST


STATEMENT OF NET ASSETS
DECEMBER 31,1998
---------------------------------------------------------------------------------------------

ASSETS:
     Investments, at fair value (amortized cost $229,559,539)
       (Notes 2, 4 and 8)                                                       $ 103,789,749
     Cash                                                                             256,888
     Deferred organizational costs, net of accumulated amortization of
       $11,534 (Note 2)                                                                   466
                                                                                -------------

          Total assets                                                            104,047,103

LIABILITIES - Accounts payable and accrued expenses                                   253,346
                                                                                -------------
NET ASSETS                                                                      $ 103,793,757
                                                                                =============

COMPOSITION OF NET ASSETS:
     Premium Exchangeable Participating Shares ("PEPS"), no par value;
       15,663,002 shares issued and outstanding (Note 9)                        $228,687,236
     Net unrealized depreciation of investments                                 (125,769,790)
     Undistributed net investment income                                             876,311
                                                                                ------------
NET ASSETS                                                                      $103,793,757
                                                                                ============

NET ASSET VALUE PER PEPS                                                        $       6.63
                                                                                ============

See notes to financial statements.

AJL PEPS TRUST


SCHEDULE OF INVESTMENTS
DECEMBER 31,1998
-----------------------------------------------------------------------------------------------------------------

                                                           Par        Maturity       Market            Amortized
     Securities Description                               Value         Date          Value               Cost
     ----------------------                               -----         ----          -----               ----
UNITED STATES GOVERNMENT SECURITIES:
  United States Treasury Strips (principal only)       $5,639,000       2/15/99   $   5,608,831     $   5,600,131
                                                       ----------                 -------------     -------------

     Total United States government securities         $5,639,000                     5,608,831         5,600,131
                                                       ==========                 -------------     -------------

FORWARD PURCHASE CONTRACTS:
  GRIT/AJL PEPS Trust Purchase Agreement                                2/15/99      49,090,459       111,979,704
  JVA/AJL PEPS Trust Purchase Agreement                                 2/15/99      49,090,459       111,979,704
                                                                                  -------------     -------------

     Total forward purchase contracts                                                98,180,918       223,959,408
                                                                                  -------------     -------------

TOTAL                                                                             $ 103,789,749     $ 229,559,539
                                                                                  =============     =============

 See notes to financial statements.

AJL PEPS TRUST


STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31,1998
---------------------------------------------------------------------------------------------

ACCRETION OF ORIGINAL ISSUE DISCOUNT                                            $     897,130
EXPENSES:
  Administrative fees and expenses                                                     12,474
  Legal fees                                                                           17,413
  Accounting fees                                                                      26,478
  Insurance expense                                                                    47,056
  Trustees fees                                                                        11,064
  Amortization of deferred organizational costs                                         3,543
  Other expenses                                                                        9,323
                                                                                -------------

     Total fees and expenses                                                          127,351

EXPENSE REIMBURSEMENT (Note 7)                                                       (123,808)
                                                                                -------------

TOTAL EXPENSES - Net                                                                    3,543
                                                                                -------------

NET INVESTMENT INCOME                                                                 893,587
NET INCREASE IN UNREALIZED DEPRECIATION
  OF INVESTMENTS                                                                  (43,292,827)
                                                                                -------------

NET DECREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                                               $ (42,399,240)
                                                                                =============

 See notes to financial statements.

AJL PEPS TRUST


STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31,1998 AND 1997
------------------------------------------------------------------------------------------------------------------

                                                                                       1998                 1997
                                                                                       ----                 ----
OPERATIONS:
  Net investment income                                                         $     893,587        $   1,968,029
  Unrealized depreciation of investments                                          (43,292,827)         (68,562,120)
                                                                                -------------        -------------

      Net decrease in net assets from operations                                  (42,399,240)         (66,594,091)

DISTRIBUTIONS:
  Net investment income                                                            (3,000,399)          (1,870,119)
  Return of capital                                                               (19,554,324)         (20,683,646)
                                                                                -------------        -------------

      Net decrease in net assets from distributions                               (22,554,723)         (22,553,765)
                                                                                -------------        -------------

TOTAL DECREASE IN NET ASSETS
  FOR THE YEAR                                                                    (64,953,963)         (89,147,856)

NET ASSETS, BEGINNING OF YEAR                                                     168,747,720          257,895,576
                                                                                -------------        -------------

NET ASSETS, END OF YEAR                                                         $ 103,793,757        $ 168,747,720
                                                                                =============        =============


 See notes to financial statements.

AJL PEPS TRUST

NOTES TO FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 1998 AND 1997
--------------------------------------------------------------------------------

1.   ORGANIZATION

     AJL PEPS Trust ("Trust") was established on August 17, 1995 and is registered as a nondiversified, closed-end management investment company under the Investment Company Act of 1940 (the "Act"). In November 1995, the Trust sold Premium Exchangeable Participating Shares ("PEPS") to the public pursuant to a Registration Statement on Form N-2 under the Securities Act of 1933 and the Act. The Trust used the proceeds to purchase a portfolio comprised of stripped U.S. Treasury securities and to acquire two forward purchase contracts for American Depository Shares ("ADS") representing shares of common stock of Amway Japan Limited ("AJL"), a Japanese corporation, from two existing shareholders of AJL. Each ADS represents one-half of one share of common stock. See Note 10.

     Pursuant to the Administration Agreement between the Trust and The Bank of New York (the "Administrator"), the Trustees have delegated to the Administrator the administrative duties with respect to the Trust.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of the significant accounting policies followed by the Trust, which are in conformity with generally accepted accounting principles:

     Valuation of Investments - The U.S. Treasury Strips are valued at the mean of the bid and ask price at the close of the period. Amortized cost is calculated using the effective interest method. The forward purchase contracts are valued at the mean of the bid prices received by the Trust at the end of each period from three independent broker-dealer firms unaffiliated with the Trust, who are in the business of making bids on financial instruments similar to the contracts and with terms comparable thereto. The PEPS are valued at the last exchange price at the end of the period.

     Investment Transactions - Securities transactions are accounted for as of the date the securities are purchased and sold (trade date). Interest income is recorded as earned and consists of accretion of discount. Unrealized gains and losses are accounted for on the specific identification method.

     Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     Organizational Expenses - Organizational expenses of $12,000 are being amortized on a straight-line basis over the life of the Trust beginning at the commencement of operations of the Trust.

3.   DISTRIBUTIONS

     PEPS holders are entitled to receive distributions from the maturity of U.S. Treasury Strips of $1.44 per annum or $0.36 per quarter (except for the first distribution on February 15, 1996, which was $0.34). Distributions are payable quarterly and commenced on February 15, 1996.

4.   PURCHASES AND SALES OF INVESTMENTS

     Maturities of U.S. Treasury Strips totaled $22,556,000 and $22,556,000 for the years ended December 31, 1998 and 1997, respectively; there were no purchases or sales of U.S. Treasury Strips investments or forward purchase contracts during 1998.

5.   TRUSTEES FEES

     Each of the three Trustees was paid a one-time, upfront fee of $10,800 for their services during the life of the Trust. In addition, the Managing Trustee was paid an additional one-time, upfront fee of $3,600 for serving in such capacity. The total fees paid to the Trustees of $36,000 are being amortized over the life of the Trust. As of December 31, 1998, the Trust had amortized $11,534 of such fees.

6.   INCOME TAXES

     The Trust is not an association taxable as a corporation for federal income tax purposes; accordingly, no provision is required for such taxes.

     As of December 31, 1998, unrealized depreciation of investments, based on amortized cost for federal income tax purposes, aggregated $125,769,790, consisting of gross unrealized appreciation of $8,700 and gross unrealized depreciation of $125,778,490. The amortized cost of investment securities for federal income tax purposes was $229,559,539 at December 31, 1998.

7.   EXPENSES

     At inception of the Trust, expenses to be incurred by the Trust in connection with the offering of the PEPS and its ongoing operations were estimated to be $1,261,471. Of this amount, $667,000 represented offering expenses ($655,000) and organizational expenses ($12,000) to be incurred by the Trust and are being paid from the proceeds received from the offering of the PEPS. At December 31, 1998, the Trust had paid $413,654 relating to such expenses.

     The remaining estimated expenses of $594,471 represented prepayment of estimated administrative and other operating expenses. Such amount was deposited with the Administrator by the sponsor of the Trust, but has not been included in the Trust's financial statements since the amount does not represent Trust property. At December 31, 1998, $487,342 had been paid by the Administrator for administrative and related operating expenses and had been reimbursed to the Trust from the funds deposited by the sponsor. Expenses incurred in excess of this amount will be paid by the sponsor or, if not, by the Trust.

8.   FORWARD PURCHASE CONTRACTS

     On November 15, 1995, the Trust entered into two forward purchase contracts with two principal shareholders of AJL (the "Sellers") and paid to the Sellers $223,959,408 in connection therewith. As discussed in Note 10 below, pursuant to such contracts, the Sellers were obligated to deliver to the Trust a specified number of ADSs on February 15, 1999 (the "Exchange Date") so as to permit the holders of the PEPS to exchange on the Exchange Date each of their PEPS for a number of ADSs as determined by formula set forth in the Trust's original prospectus dated November 15, 1995.

     The forward purchase contracts held by the Trust at December 31, 1998 are as follows:

                               Exchange        Cost of        Contract        Unrealized
        Forward Contracts        Date         Contract          Value        Depreciation
        -----------------        ----         --------          -----        ------------
     Jay Van Andel Trust       2/15/99      $111,979,704    $49,099,459     $ (62,889,245)
     HDV GRIT Holdings, Inc.   2/15/99       111,979,704     49,099,459       (62,889,245)
                                            ------------    -----------     -------------
     Total                                  $223,959,408    $98,180,918     $(125,778,490)
                                            ============    ===========     =============

     The Sellers' obligations under the forward purchase contracts are collateralized by ADSs, which are being held in the custody of the Trust's custodian, The Bank of New York. At December 31, 1998, the custodian held 19,578,756 ADSs with an aggregate value of $104,012,141.

9.   CAPITAL SHARE TRANSACTIONS

     There were no redemptions or sales of PEPS in 1998 and 1997. As of December 31, 1998 and 1997, there were 15,663,002 PEPS issued and outstanding with an aggregate cost, net of sales commission, offering costs and return of capital, of $228,687,236 and $248,241,560, respectively. See Note 10 for a description of the exchange of the PEPS in 1999.

10.  SUBSEQUENT EVENTS

     Trust Termination - In accordance with the Trust provisions, the PEPS were mandatorily exchangeable for the ADSs on February 15, 1999. Holders of record as of February 16, 1999 were entitled to exchange each of their PEPS for 1.25 ADSs having a market value of $4.875 per ADS at the close of business on February 16, 1999. On February 16, 1999, the ADSs were delisted from the New York Stock Exchange.

     Distribution - On February 16, 1999, U.S. Treasury Strips having a par value of $5,639,000 matured. PEPS holders of record at that date were entitled to a distribution of $0.36 per PEPS. Additionally, upon termination of the Trust, each holder of the PEPS will receive any remaining net assets of the Trust.

                                     ******

AJL PEPS TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The Trust's financial highlights are presented below. The per-share operating performance data are designed to allow investors to trace the operating performance, on a per-share basis, from the Trust's beginning net asset value to the ending net asset value so that they can understand what effect the individual items have on their investment, assuming it was held throughout the period. Generally, the per-share amounts are derived by converting the actual dollar amounts incurred for each item as disclosed in the financial statements to their equivalent per-share amounts.

The total return based on market value measures the Trust's performance, assuming investors purchased shares at market value as of the beginning of the period, reinvested dividends and other distributions at market value, and then sold their shares at the market value per share on the last day of the period. The total return computations do not reflect any sales charges investors may incur in purchasing or selling shares of the Trust. The total return for the period November 9, 1995 to December 31, 1995 is not annualized.

The ratio of expenses and net investment income to average net assets is expressed with and without the application of the expense reimbursement waiver. Average net assets for 1998 and 1997 are calculated using the average of the quarter-end net assets for the year. Average net assets for 1995 were calculated using the average of the net assets on the seed date (November 8, 1996) and the net assets as of December 31, 1996.

                                                                                                 9-Nov-95
                                                                                               (Commencement
                                                                  Year Ended                 of Operations) to
                                                                  December 31                  December 31,
                                                        1998         1997         1996             1995

Investment income                                    $    .06     $    .13     $    .21         $    .02
Expenses
                                                     --------     --------     --------         --------

Investment income - net                                  , 06          .13          .21              .02
Distribution from income                                 (.19)        (.12)        (.05)            (.04)
Return of capital                                       (1.25)       (1.32)       (1.37)
Unrealized gain (loss) on investments                   (2.76)       (4.39)       (1.82)             .94
                                                     --------     --------     --------         --------

Net increase (decrease) in net asset value              (4.14)       (5.70)       (3.03)             .92

Beginning net asset value                               10.77        16.47        19.50            18.58
                                                     --------     --------     --------         --------

Ending net asset value                               $   6.63     $  10.77     $  16.47         $  19.50
                                                     ========     ========     ========         ========

Ending market value                                  $   6.63     $  11.00     $  16.38         $  19.50
                                                     ========     ========     ========         ========

Total investment return based on market value          (27.61)%     (26.32)%      (9.95)%           4.95%

Ratio of expenses to average net assets:
     Before waiver                                        .10 %         .06 %       .05 %           .10%
     After waiver                                             %             %           %              %
Ratio of net investment income to average
  net assets:
     Before waiver                                        .63 %         .76 %      1.01 %           .09%
     After waiver                                         .73 %         .82 %      1.06 %           .19%
Net assets, end of period (in thousands)             $103,794      $168,748    $257,896        $305,451